Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Restructuring provision
Restructuring Reserve, Beginning Balance			SFr 346	SFr 306
Restructuring expenses		SFr 175		319
Reclassifications			(346)
Utilization				179
Restructuring Reserve, Ending Balance	SFr 0	329	0	329
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance			190	110
Restructuring expenses		90		131
Reclassifications			(190)
Utilization				48
Restructuring Reserve, Ending Balance	SFr 0	137	0	137
General and Administrative Expense [Member] | Other liabilities
Restructuring provision
Reclassifications			23
General and Administrative Expense [Member] | Right-of-use assets
Restructuring provision
Reclassifications			167
of which pensions
Restructuring provision
Restructuring expenses		25		52
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance			156	196
Restructuring expenses		58		127
Reclassifications			(156)
Utilization				131
Restructuring Reserve, Ending Balance	0	192	0	192
Compensation and benefits | Other liabilities
Restructuring provision
Reclassifications			59
Compensation and benefits | Litigation provision
Restructuring provision
Reclassifications			97
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses				46
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses				15
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				202
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses				75
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				4
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance			342	301
Restructuring expenses		145		257
Reclassifications			(342)
Utilization				169
Restructuring Reserve, Ending Balance	0	324	SFr 0	324
Bank | Stock compensation plan | Share awards
Restructuring provision
Vesting period			3 years
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance			SFr 190	110
Restructuring expenses				77
Reclassifications			(190)
Utilization				46
Restructuring Reserve, Ending Balance	0	137	0	137
Bank | General and Administrative Expense [Member] | Other liabilities
Restructuring provision
Reclassifications			23
Bank | General and Administrative Expense [Member] | Right-of-use assets
Restructuring provision
Reclassifications			167
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance			152	191
Restructuring expenses				119
Reclassifications			(152)
Utilization				123
Restructuring Reserve, Ending Balance	SFr 0	SFr 187	0	187
Bank | Compensation and benefits | Other liabilities
Restructuring provision
Reclassifications			55
Bank | Compensation and benefits | Litigation provision
Restructuring provision
Reclassifications			SFr 97
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses				46
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses				15
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				192
Bank | General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses				73
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				SFr 4